Business combination (Tables) - Shopline Group	12 Months Ended
Dec. 31, 2024
Business combination
Summary of components of the purchase consideration transferred

As of acquisition date
US$

Cash	182,892
Fair value of previously held equity interest in Shopline	440,692
Elimination of preexisting amounts due from Shopline	76,226
Total consideration	699,810

Summary of fair value of the assets acquired and liabilities assumed allocated on the acquisition date

As of acquisition date
US$

Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits	210,030
-Accounts receivables	12,840
-Right-of-use assets, net	12,192
-Prepayments and other current assets	27,286
-Property and equipment, net	2,474
Identifiable intangible assets acquired:
-Trademark	144,000
-Software	298
-Domain names	254
Accrued liabilities and other liabilities	(113,928)
Lease liabilities	(12,230)
Deferred revenue	(20,336)
Deferred tax liabilities	(28,800)
Goodwill	708,471
Non-controlling interests	(222,741)
Mezzanine Equity	(20,000)
Total	699,810

Summary of pro forma information

For the year ended December 31,
2022
US$

Pro forma net revenues	2,493,333
Pro forma net loss	(415,250)